Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value [Abstract]
Fair value gain	$ 437	$ 0
Impairment loss	100	0
FVOCI [Member]
Fair value [Abstract]
Opening balance	0	0
Additions	84,621	0
Accrued interest	858	0
Interest received	(192)	0
Fair value gain	437	0
Closing balance	$ 85,724	$ 0